Property and Equipment, net	9 Months Ended	11 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Property, Plant and Equipment [Abstract]
Property and Equipment, net
Note 4. Property and Equipment, net
Property and equipment, net as of September 30, 2021 (Successor) and December 31, 2020 (Successor) consisted of the following (in thousands):

	Successor	Successor
	September 30, 2021	December 31, 2020
Furniture and equipment	$18,687	$15,214
Capitalized software for internal use, acquired by business combination	221,405	220,000
Capitalized software for internal use, developed internally or otherwise purchased	31,824	14,438
Leasehold improvements	3,000	2,402

Total property and equipment	274,916	252,054
Less: accumulated depreciation and amortization	(113,586)	(61,772)

Property and equipment, net	$161,330	$190,282

Depreciation and amortization expense of property and equipment was approximately $17.4 million and $16.9 million for the three months ended
September
 30, 2021 and 2020 (Successor), respectively. Depreciation and amortization expense of property and equipment was approximately $51.4 million, $45.0 million, and $1.3 million for the nine
 months ended

September
 30, 2021 (Successor), the period from February 1, 2020 through
September
 30, 2020 (Successor), and the period from January 1, 2020 through January 31, 2020 (Predecessor), respectively.

5.	PROPERTY AND EQUIPMENT, NET
Property and equipment, net as of December 31, 2019 (Predecessor) and December 31, 2020 (Successor) consisted of the following (in thousands):

	Predecessor	Successor
	December 31, 2019	December 31, 2020
Furniture and equipment	$46,639	$15,214
Capitalized software for internal use, acquired by business combination	81,800	220,000
Capitalized software for internal use, developed internally or otherwise purchased	56,607	14,438
Leasehold improvements	5,204	2,402

Total property and equipment	190,250	252,054
Less: accumulated depreciation and amortization	(161,156)	(61,772)

Property and equipment, net	$29,094	$190,282

Depreciation and amortization expense of property and equipment was approximately $14.9 million, $1.3 million, and $62.3 million for the year ended December 31, 2019 (Predecessor), the period from January 1, 2020 through January 31, 2020 (Predecessor), and for the period from February 1, 2020 through December 31, 2020 (Successor), respectively.